Acquisitions - Pro Forma Results of Operations (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Acquisitions
Revenues	$ 124,237	$ 113,126	$ 245,151	$ 222,582
Net income	$ 22,998	$ 24,398	$ 46,521	$ 43,808
Earnings Per Share
Basic (in dollars per share)	$ 0.27	$ 0.29	$ 0.55	$ 0.52
Diluted (in dollars per share)	$ 0.27	$ 0.28	$ 0.54	$ 0.51